Total
BNY Mellon Core Plus Fund
BNY Mellon Core Plus Fund
BNY MELLON ABSOLUTE INSIGHT FUNDS, INC. - BNY Mellon Core Plus Fund Supplement to Current Summary Prospectus and Prospectus

Effective on January 2, 2024 (the "Effective Date"), the following information supersedes and replaces any contrary information in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary - Fees and Expenses" in the fund's prospectus:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Core Plus Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a deferred sales charge of 1.00% if redeemed within one year.